SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares		Value
Common Stocks—94.4%			Oil, Gas & Consumable Fuels (Continued)
Energy—92.4%			Williams Cos. , Inc.
Energy Equipment & Services—3.3%			(The)	43,400		$1,069,376
Archrock, Inc.	22,397	$ 245,919				11,210,546
USA Compression			Materials—2.0%
Partners LP1	9,334	165,025	Chemicals—2.0%
		410,944	Westlake Chemical
Oil, Gas & Consumable Fuels—89.1%			Partners LP1	10,936		256,996
Antero Midstream			Total Common Stocks
Corp.	44,445	405,338	(Cost $12,297,370)			11,878,486
Cheniere Energy,
Inc.[2]	8,571	558,401
Enbridge, Inc.	15,899	531,011	Investment Company—3.5%
Energy Transfer LP1	54,060	777,383	Invesco
EnLink Midstream			Oppenheimer
LLC	41,591	399,274	Institutional
Enterprise Products			Government Money
Partners LP1	23,247	699,967	Market Fund, Cl.
Equitrans			IN, 2.29%[3] (Cost
Midstream Corp.	5,436	90,183	$437,141)	437,141		437,141
Gibson Energy, Inc.	5,832	101,059
Golar LNG Ltd.	10,992	186,204	Total
Inter Pipeline Ltd.	15,710	264,373	Investments,
Keyera Corp.	16,457	418,720	at Value (Cost
Kinder Morgan, Inc.	27,429	565,586	$12,734,511)	97.9%		12,315,627
Magellan			Net Other Assets
Midstream Partners			(Liabilities)	2.1		265,430
LP1	5,257	347,698	Net Assets	100.0	% $	12,581,057
Marathon
Petroleum Corp.	3,578	201,763
MPLX LP1	4,343	127,467
ONEOK, Inc.	9,702	679,916
Pembina Pipeline
Corp.	20,296	736,457
Phillips 66 Partners
LP1	1,038	54,246
Plains GP Holdings
LP, Cl. A2	25,273	610,596
Shell Midstream
Partners LP1	9,697	209,358
Tallgrass Energy LP,
Cl. A	21,023	403,011
Targa Resources
Corp.	20,461	796,137
TC Energy Corp.	11,481	562,132
TC PipeLines LP1	4,594	186,011
Western Midstream
Partners LP1	8,477	228,879

1 INVESCO OPPENHEIMER STEELPATH MLP & ENERGY INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments
1. Security is a Master Limited Partnership.
2. Non-income producing security.
3. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

2 INVESCO OPPENHEIMER STEELPATH MLP & ENERGY INFRASTRUCTURE FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation Information

As of July 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

3 INVESCO OPPENHEIMER STEELPATH MLP & ENERGY INFRASTRUCTURE FUND